Debt - Summary of Debt, Including Drawings Under Credit Lines (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2016
Bonds, interest rate	7.25%
Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2017
Bonds, interest rate	7.875%
Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2018
Bonds, interest rate	6.25%
Payable in 2019, interest rate of 2.750% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2019
Bonds, interest rate	2.75%
Payable in 2021, interest rate of 2.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2021
Bonds, interest rate	2.875%
Payable in 2023, interest rate of 2.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2023
Bonds, interest rate	2.875%
Payable in 2023, interest rate of 4.500% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2023
Bonds, interest rate	4.50%
Payable in 2025, interest rate of 3.500% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2025
Bonds, interest rate	3.50%
Payable in 2028, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2028
Bonds, interest rate	3.875%
Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2016
Bonds, interest rate	6.25%
Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2017
Bonds, interest rate	3.25%
Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2018
Bonds, interest rate	3.625%
Payable in 2018, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2018
Bonds, interest rate	3.875%
Payable in 2019, interest rate of 3.375% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2019
Bonds, interest rate	3.375%
Payable in 2020, interest rate of 4.375% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2020
Bonds, interest rate	4.375%
Payable in 2021, interest rate of 4.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2021
Bonds, interest rate	4.875%
Payable in 2021, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Bonds, maturity year	2021
Bonds, interest rate	3.875%